Fair Value Measurements - Investments in certain other invested assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Private Equity Funds and Hedge Funds
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Private equity funds/hedge funds	$ 6,047	$ 5,212
Unfunded Commitments	2,788	2,358
Private equity funds
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Private equity funds/hedge funds	5,163	4,310
Unfunded Commitments	$ 2,788	2,358
Average original expected lives (in years)	10 years
Private equity funds | Minimum
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Extension period (in years)	1 year
Private equity funds | Maximum
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Extension period (in years)	2 years
Leveraged buyout
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Private equity funds/hedge funds	$ 2,014	1,762
Unfunded Commitments	1,719	1,229
Real estate
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Private equity funds/hedge funds	1,082	490
Unfunded Commitments	549	365
Venture capital
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Private equity funds/hedge funds	212	194
Unfunded Commitments	118	135
Growth equity
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Private equity funds/hedge funds	510	637
Unfunded Commitments	40	37
Mezzanine
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Private equity funds/hedge funds	443	306
Unfunded Commitments	78	268
Other
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Private equity funds/hedge funds	902	921
Unfunded Commitments	284	324
Hedge funds
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Private equity funds/hedge funds	884	902
Unfunded Commitments	0	0
Event-driven
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Private equity funds/hedge funds	5	18
Unfunded Commitments	0	0
Long-short
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Private equity funds/hedge funds	335	404
Unfunded Commitments	0	0
Macro
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Private equity funds/hedge funds	366	370
Unfunded Commitments	0	0
Other
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Private equity funds/hedge funds	178	110
Unfunded Commitments	$ 0	$ 0